SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		1 Months Ended	12 Months Ended
	Jan. 26, 2024 shares	Jan. 31, 2024 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)	Oct. 01, 2024 HKD ($)	Oct. 01, 2023 HKD ($)
Goodwill, Foreign Currency Translation and Measurement Period Adjustments			$ 1.00	$ 7.7830
Retained Earnings (Accumulated Deficit)			4,219,496		$ 51,324,812		$ 32,840,335		$ 1,100,000
Inventory Write-down			$ 331,620	$ 2,580,998	280,000	$ 118,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			10.00%	10.00%
Finite-Lived Intangible Asset, Useful Life			5 years				5 years
Deferred Costs, Noncurrent					200,000		$ 0
Contract with Customer, Asset, Sale				$ 17,334,193	6,443,947
Realized Contract Assets				$ 8,039,430
Percentage Of Contract Assets			46.40%	46.40%
Contract with Customer, Liability, Current			$ 1,457,108		27,801,257		$ 11,340,672
Energy Marketing Contract Liabilities, Current								$ 25,489,929	$ 18,972,517
Research and Development Expense				$ 0	0	0
Income Tax (Expense) Benefit, Continuing Operations, Government Grants				29,468	$ 56,375	$ 602,379
Stock Issued During Period, Shares, New Issues | shares	1,250,000
Warrant [Member]
Stock Issued During Period, Shares, New Issues | shares		62,500
Inventory Write Off Due To Cancellation [Member]
Inventory Write-down				$ 2,500,000